SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 07, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
Proceeds from convertible loan				$ 21,000
Sale of Stock, Price Per Share					$ 10.00
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, authorized			500,000,000	200,000,000
Haitaoche Limited
Percentage of shareholding interest by the purchaser			51.00%
Haitaoche Limited | Share Purchase Agreement [Member]
Equity interest subscribed			100.00%
Shares issued as consideration			74,035,502
Renren Inc.
Proceeds from convertible loan		$ 6,000
Subsequent Event [Member]
Gross proceeds from concurrent subscription	$ 50
Ordinary shares, par value (in dollars per share)	$ 0.00005
Ordinary shares, authorized	1,000,000,000
Subsequent Event [Member] | First Tranche [Member]
Ordinary shares, par value (in dollars per share)	$ 0.0001
Subsequent Event [Member] | Second Tranche [Member]
Ordinary shares, par value (in dollars per share)	$ 0.00005
Subsequent Event [Member] | Renren Inc.
Percentage of ownership interest held by related party		72.00%
Proceeds from convertible loan		$ 6,000
Conversion price (in dollars per unit)		$ 3.00